INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets Estimated Amortization	Dec. 31, 2015 USD ($)
Schedule of Intangible Assets Estimated Amortization [Abstract]
2016	$ 342,302
2017	203,739
2018	140,000
2019	140,000
2020	$ 140,000